Schedule of Investments (unaudited)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
Boeing Co. (The), 3.20%, 03/01/29 (Call 12/01/28)	$2,422	$2,194,986
L3Harris Technologies Inc., 2.90%, 12/15/29
(Call 09/15/29)	984	858,117
RTX Corp., 7.50%, 09/15/29(a)	970	1,092,036
		4,145,139
Agriculture — 1.6%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	4,168	4,062,216
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)	1,175	1,029,582
Philip Morris International Inc.
3.38%, 08/15/29 (Call 05/15/29)	1,789	1,623,160
5.63%, 11/17/29 (Call 09/17/29)	2,925	2,988,940
		9,703,898
Airlines — 0.2%
American Airlines 2017-1 Class AA Pass Through Trust,
Series 2017-1, Class AA, 3.65%, 02/15/29	263	241,106
American Airlines 2017-2 Pass Through Trust, Series
2017-2, Class AA, 3.35%, 04/15/31 (Call 10/15/29)	794	714,358
		955,464
Auto Manufacturers — 1.8%
American Honda Finance Corp., 2.25%, 01/12/29	1,533	1,340,210
General Motors Co., 5.40%, 10/15/29 (Call 08/15/29)	2,222	2,189,092
General Motors Financial Co. Inc.
4.30%, 04/06/29 (Call 02/06/29)	2,445	2,272,701
5.65%, 01/17/29 (Call 10/17/28)	1,387	1,384,295
Toyota Motor Corp., 2.76%, 07/02/29(a)	742	672,779
Toyota Motor Credit Corp.
3.65%, 01/08/29(a)	1,274	1,206,809
4.45%, 06/29/29(a)	1,752	1,727,262
		10,793,148
Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)(a)	445	430,262
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	759	716,989
		1,147,251
Banks — 6.9%
Banco Santander SA, 3.31%, 06/27/29	2,432	2,161,002
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	1,963	1,763,363
3.85%, 04/26/29 (Call 02/26/29)(a)	790	748,999
Series J, 1.90%, 01/25/29 (Call 11/25/28)	854	725,012
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)(a)	1,111	974,525
ING Groep NV, 4.05%, 04/09/29.	2,433	2,276,874
KeyBank NA/Cleveland OH, 3.90%, 04/13/29
(Call 03/13/29)	766	622,206
KeyCorp, 2.55%, 10/01/29(a)	1,675	1,347,152
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	3,700	3,285,341
3.74%, 03/07/29	3,586	3,317,050
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	1,288	1,178,778
PNC Bank NA, 2.70%, 10/22/29	1,796	1,517,063
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29
(Call 01/23/29)	3,406	3,106,340
Sumitomo Mitsui Financial Group Inc.
2.47%, 01/14/29(a)	955	818,655
2.72%, 09/27/29	1,512	1,292,579
3.04%, 07/16/29	5,689	4,982,255
3.20%, 09/17/29(a)	845	740,499
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/19/29)(a)	1,533	1,380,436
	Par
Security	(000)	Value

Banks (continued)
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	$2,371	$2,042,071
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)(a)	695	609,439
Wells Fargo & Co.
4.15%, 01/24/29 (Call 10/24/28)	5,401	5,121,822
Series B, 7.95%, 11/15/29	905	986,378
Wintrust Financial Corp., 4.85%, 06/06/29	530	479,645
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)(a)	895	713,968
		42,191,452
Beverages — 3.3%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29
(Call 10/23/28)	9,188	9,148,767
Coca-Cola Co. (The), 2.13%, 09/06/29	1,944	1,708,912
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	2,144	1,933,437
Diageo Capital PLC, 2.38%, 10/24/29 (Call 07/24/29)	2,073	1,806,350
Keurig Dr Pepper Inc., 3.95%, 04/15/29 (Call 02/15/29)	2,590	2,457,703
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)(a)	2,429	2,194,334
7.00%, 03/01/29	829	927,693
		20,177,196
Biotechnology — 0.8%
Amgen Inc.
3.00%, 02/22/29 (Call 12/22/28)	1,867	1,691,297
4.05%, 08/18/29 (Call 06/18/29)(a)	3,015	2,864,491
		4,555,788
Building Materials — 0.7%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29
(Call 06/15/29)(a)	1,709	1,512,174
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)(a)	1,144	1,070,956
Trane Technologies Luxembourg Finance SA, 3.80%,
03/21/29 (Call 12/21/28)(a)	1,568	1,482,732
		4,065,862
Chemicals — 2.2%
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	609	563,520
Celanese U.S. Holdings LLC, 6.33%, 07/15/29
(Call 05/15/29)	1,658	1,663,604
Dow Chemical Co. (The), 7.38%, 11/01/29	2,255	2,504,335
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	1,299	1,139,353
Huntsman International LLC, 4.50%, 05/01/29
(Call 02/01/29)	1,716	1,595,417
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)(a)	1,970	1,871,066
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)(a)	569	507,315
Rohm & Haas Co., 7.85%, 07/15/29	870	975,444
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	822	777,283
Sherwin-Williams Co. (The), 2.95%, 08/15/29
(Call 05/15/29)	2,114	1,882,010
		13,479,347
Commercial Services — 2.7%
Global Payments Inc.
3.20%, 08/15/29 (Call 05/15/29)	2,811	2,474,804
5.30%, 08/15/29 (Call 06/15/29)	1,225	1,203,048
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)(a)	1,295	1,246,454
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)(a)	3,310	2,949,475
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	2,121	2,033,615
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)(a)	1,373	1,200,167
2.70%, 03/01/29 (Call 01/01/29)	2,429	2,186,610
4.25%, 05/01/29 (Call 02/01/29)	1,735	1,688,589

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	$1,552	$1,493,101
		16,475,863
Computers — 3.1%
Apple Inc.
2.20%, 09/11/29 (Call 06/11/29)(a)	3,265	2,876,465
3.25%, 08/08/29 (Call 06/08/29)	2,282	2,139,055
Dell International LLC/EMC Corp., 5.30%, 10/01/29
(Call 07/01/29)(a)	4,000	3,987,960
HP Inc., 4.00%, 04/15/29 (Call 02/15/29)(a)	2,395	2,261,838
International Business Machines Corp., 3.50%,
05/15/29(a)	7,135	6,616,785
Western Digital Corp., 2.85%, 02/01/29 (Call 12/01/28)	1,255	1,010,087
		18,892,190
Cosmetics & Personal Care — 0.9%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29
(Call 09/01/29)	1,631	1,412,185
GSK Consumer Healthcare Capital U.S. LLC, 3.38%,
03/24/29 (Call 01/24/29)	2,447	2,241,525
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	1,705	1,485,737
		5,139,447
Diversified Financial Services — 3.2%
Air Lease Corp., 3.25%, 10/01/29 (Call 07/01/29)(a)	1,311	1,147,571
American Express Co., 4.05%, 05/03/29 (Call 03/03/29)	2,595	2,475,890
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	2,477	2,389,463
Charles Schwab Corp. (The)
2.75%, 10/01/29 (Call 07/01/29)(a)	1,278	1,102,019
3.25%, 05/22/29 (Call 02/22/29)(a)	1,549	1,387,641
4.00%, 02/01/29 (Call 11/01/28)	1,108	1,052,866
Intercontinental Exchange Inc., 4.35%, 06/15/29
(Call 04/15/29)	2,927	2,850,342
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	1,304	1,227,547
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	2,361	2,161,637
Nomura Holdings Inc.
2.71%, 01/22/29	1,339	1,138,645
5.61%, 07/06/29	1,218	1,201,703
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)	1,426	1,330,914
		19,466,238
Electric — 5.9%
Arizona Public Service Co., 2.60%, 08/15/29
(Call 05/15/29)	1,004	870,337
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	1,671	1,532,223
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	838	725,457
DTE Energy Co., Series C, 3.40%, 06/15/29
(Call 03/15/29)	904	814,423
Duke Energy Carolinas LLC, 2.45%, 08/15/29
(Call 05/15/29)	1,193	1,030,048
Duke Energy Corp., 3.40%, 06/15/29 (Call 03/15/29)	1,434	1,301,355
Duke Energy Florida LLC, 2.50%, 12/01/29
(Call 09/01/29)	1,564	1,362,651
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)(a)	848	795,500
Duke Energy Progress LLC, 3.45%, 03/15/29
(Call 12/15/28)(a)	1,245	1,151,750
Edison International, 6.95%, 11/15/29 (Call 09/15/29)	1,255	1,335,019
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	462	433,924
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	1,732	1,513,976
Eversource Energy, Series O, 4.25%, 04/01/29
(Call 01/01/29)	981	936,855
Georgia Power Co., Series B, 2.65%, 09/15/29
(Call 06/15/29)	1,634	1,417,217
	Par
Security	(000)	Value

Electric (continued)
Interstate Power & Light Co., 3.60%, 04/01/29
(Call 01/01/29)	$787	$723,725
MidAmerican Energy Co., 3.65%, 04/15/29
(Call 01/15/29)(a)	2,448	2,289,688
National Rural Utilities Cooperative Finance Corp., 3.70%,
03/15/29 (Call 12/15/28)(a)	700	651,735
Nevada Power Co., Series CC, 3.70%, 05/01/29
(Call 02/01/29)(a)	1,146	1,065,402
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	2,540	2,217,953
3.50%, 04/01/29 (Call 01/01/29)	1,123	1,034,597
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	1,151	1,060,106
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29
(Call 12/15/28)	886	919,119
Pacific Gas & Electric Co., 6.10%, 01/15/29
(Call 12/15/28)	1,970	1,958,574
Pacific Gas and Electric Co., 4.20%, 03/01/29
(Call 01/01/29)	620	559,221
PacifiCorp, 3.50%, 06/15/29 (Call 03/15/29)(a)	581	525,009
Public Service Electric & Gas Co., 3.20%, 05/15/29
(Call 02/15/29)	534	483,275
Sempra Energy, 3.70%, 04/01/29 (Call 02/01/29)(a)	1,221	1,125,237
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	1,222	1,079,197
6.65%, 04/01/29(a)	474	490,931
Series A, 4.20%, 03/01/29 (Call 12/01/28)	1,188	1,133,649
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)	909	840,007
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29
(Call 04/15/29)	1,338	1,194,968
Wisconsin Power and Light Co., 3.00%, 07/01/29
(Call 04/01/29)	625	560,863
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	1,214	1,044,538
		36,178,529
Electronics — 1.5%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	1,254	1,096,172
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	1,010	906,899
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	783	757,271
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	1,570	1,503,715
Honeywell International Inc.
2.70%, 08/15/29 (Call 05/15/29)	1,570	1,403,517
4.25%, 01/15/29 (Call 12/15/28)	1,715	1,677,081
Jabil Inc., 5.45%, 02/01/29 (Call 01/01/29)	765	761,098
Keysight Technologies Inc., 3.00%, 10/30/29
(Call 07/30/29)	1,199	1,054,904
		9,160,657
Entertainment — 0.4%
Warnermedia Holdings Inc., 4.05%, 03/15/29
(Call 01/15/29)	2,872	2,632,159

Environmental Control — 0.8%
Republic Services Inc., 4.88%, 04/01/29 (Call 03/01/29)	815	811,895
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	1,458	1,346,900
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	1,178	1,007,167
4.88%, 02/15/29 (Call 01/15/29)	1,675	1,669,958
		4,835,920
Food — 1.2%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	685	730,738
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)(a)	718	631,574

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc., 3.00%, 02/02/29 (Call 12/02/28)(b)	$1,270	$1,087,869
Kraft Heinz Foods Co., 4.63%, 01/30/29 (Call 10/30/28)(a)	803	790,867
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)(a)	1,499	1,469,305
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)(a)	2,541	2,430,949
		7,141,302
Forest Products & Paper — 0.7%
Georgia-Pacific LLC, 7.75%, 11/15/29	780	882,555
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	3,512	3,502,974
		4,385,529
Gas — 0.6%
Atmos Energy Corp., 2.63%, 09/15/29 (Call 06/15/29)(a)	845	748,864
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)	1,750	1,556,415
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29
(Call 03/01/29)	1,443	1,316,319
		3,621,598
Health Care - Products — 0.9%
DH Europe Finance II Sarl, 2.60%, 11/15/29
(Call 08/15/29)(a)	1,949	1,730,225
Revvity Inc., 3.30%, 09/15/29 (Call 06/15/29)	2,168	1,945,324
Thermo Fisher Scientific Inc., 2.60%, 10/01/29
(Call 07/01/29)	2,284	2,025,360
		5,700,909
Health Care - Services — 5.6%
Adventist Health System/West, 2.95%, 03/01/29
(Call 12/01/28)	690	600,762
Ascension Health, Series B, 2.53%, 11/15/29
(Call 08/15/29)	1,870	1,618,579
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	8,085	7,514,118
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	1,680	1,493,688
Elevance Health Inc., 2.88%, 09/15/29 (Call 06/15/29)	2,153	1,914,641
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)(b)	1,230	1,093,937
4.13%, 06/15/29 (Call 03/15/29)	4,294	3,983,243
5.88%, 02/01/29 (Call 08/01/28)	2,488	2,509,571
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	1,418	1,263,892
3.70%, 03/23/29 (Call 02/23/29)	1,689	1,563,642
Laboratory Corp. of America Holdings, 2.95%, 12/01/29
(Call 09/01/29)	1,529	1,346,774
Providence St Joseph Health Obligated Group, Series
19A, 2.53%, 10/01/29 (Call 07/01/29)	1,417	1,200,695
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)(a)	1,063	1,022,457
Rush Obligated Group, Series 2020, 3.92%, 11/15/29
(Call 08/15/29)(a)	548	505,925
UnitedHealth Group Inc.
2.88%, 08/15/29	2,140	1,939,889
4.00%, 05/15/29 (Call 03/15/29)	2,279	2,190,962
4.25%, 01/15/29 (Call 12/15/28)	2,530	2,466,295
		34,229,070
Holding Companies - Diversified — 0.2%
Blackstone Private Credit Fund, 4.00%, 01/15/29
(Call 11/15/28)	1,365	1,173,531

Home Builders — 0.1%
Toll Brothers Finance Corp., 3.80%, 11/01/29
(Call 08/01/29)	800	718,136
	Par
Security	(000)	Value

Home Furnishings — 0.4%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	$952	$907,561
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	1,614	1,572,552
		2,480,113
Household Products & Wares — 0.4%
Clorox Co. (The), 4.40%, 05/01/29 (Call 03/01/29)(a)	1,165	1,138,310
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)(a)	1,472	1,365,604
		2,503,914
Insurance — 3.5%
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	2,013	1,870,278
AXIS Specialty Finance LLC, 3.90%, 07/15/29
(Call 04/15/29)	498	456,068
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	620	587,469
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	806	745,348
CNO Financial Group Inc., 5.25%, 05/30/29
(Call 02/28/29)	1,143	1,097,154
Corebridge Financial Inc., 3.85%, 04/05/29 (Call 02/05/29)	2,209	2,033,407
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	1,207	1,130,042
Hartford Financial Services Group Inc. (The), 2.80%,
08/19/29 (Call 05/19/29)(a)	1,439	1,265,226
Markel Group Inc., 3.35%, 09/17/29 (Call 06/17/29)	713	642,306
Marsh & McLennan Companies Inc., 4.38%, 03/15/29
(Call 12/15/28)(a)	3,428	3,349,225
PartnerRe Finance B LLC, 3.70%, 07/02/29
(Call 04/02/29)	698	631,153
Principal Financial Group Inc., 3.70%, 05/15/29
(Call 02/15/29)	1,196	1,103,836
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)(a)	1,447	1,396,601
6.63%, 03/01/29(a)	599	650,179
Reinsurance Group of America Inc., 3.90%, 05/15/29
(Call 02/15/29)	1,567	1,433,570
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	1,066	957,353
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(a)	395	366,082
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	1,807	1,570,915
		21,286,212
Internet — 1.3%
Amazon.com Inc.
3.45%, 04/13/29 (Call 02/13/29)	2,977	2,816,629
4.65%, 12/01/29 (Call 10/01/29)	3,295	3,299,020
Netflix Inc., 6.38%, 05/15/29	1,845	1,953,043
		8,068,692
Iron & Steel — 0.2%
ArcelorMittal SA, 4.25%, 07/16/29(a)	1,190	1,133,915

Lodging — 0.6%
Choice Hotels International Inc., 3.70%, 12/01/29
(Call 09/01/29)(a)	911	808,239
Marriott International Inc./MD, 4.90%, 04/15/29
(Call 03/15/29)	1,759	1,724,612
Sands China Ltd., 3.35%, 03/08/29 (Call 01/08/29)	1,500	1,291,665
		3,824,516
Machinery — 1.2%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)(a)	1,106	994,526
Deere & Co., 5.38%, 10/16/29.	973	1,008,067
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)(a)	588	516,511
John Deere Capital Corp.
2.80%, 07/18/29	809	727,485
3.35%, 04/18/29	1,310	1,221,195

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
3.45%, 03/07/29(a)	$1,300	$1,219,686
4.85%, 10/11/29(a)	1,030	1,037,303
Rockwell Automation Inc., 3.50%, 03/01/29
(Call 12/01/28)(a)	732	689,881
		7,414,654
Manufacturing — 1.6%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	2,234	1,938,509
3.38%, 03/01/29 (Call 12/01/28)(a)	1,944	1,792,076
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	2,218	2,018,757
4.50%, 09/15/29 (Call 07/15/29)	2,620	2,553,321
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)(a)	1,060	1,004,382
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	729	671,066
		9,978,111
Media — 3.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	3,065	2,538,556
5.05%, 03/30/29 (Call 12/30/28)	2,751	2,632,047
Comcast Corp., 4.55%, 01/15/29 (Call 12/15/28)	2,383	2,346,778
Discovery Communications LLC, 4.13%, 05/15/29
(Call 02/15/29)	2,077	1,908,555
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(a)	4,309	4,183,134
Paramount Global, 4.20%, 06/01/29 (Call 03/01/29)(a)	1,272	1,136,634
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)(a)	4,272	3,639,360
		18,385,064
Mining — 0.4%
Freeport-McMoRan Inc., 5.25%, 09/01/29
(Call 09/01/24)(a)	1,135	1,113,741
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	1,776	1,542,172
		2,655,913
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29
(Call 08/15/23)	1,383	1,205,257

Oil & Gas — 3.0%
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	1,300	1,202,968
ConocoPhillips Co., 6.95%, 04/15/29	2,863	3,179,218
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)	949	895,828
Diamondback Energy Inc., 3.50%, 12/01/29
(Call 09/01/29)	2,341	2,136,280
EQT Corp., 5.00%, 01/15/29 (Call 07/15/28)(a)	865	820,548
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)	2,051	1,818,396
Hess Corp., 7.88%, 10/01/29	936	1,040,795
Phillips 66 Co., 3.15%, 12/15/29 (Call 09/15/29)	1,280	1,130,547
Shell International Finance BV, 2.38%, 11/07/29
(Call 08/07/29)	3,268	2,868,454
TotalEnergies Capital International SA, 3.45%, 02/19/29
(Call 11/19/28)	3,014	2,815,076
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)(a)	555	526,134
		18,434,244
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)(a)	1,240	1,110,122
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	1,090	976,575
		2,086,697
	Par
Security	(000)	Value

Packaging & Containers — 0.5%
Packaging Corp. of America, 3.00%, 12/15/29
(Call 09/15/29)(a)	$1,242	$1,089,805
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	1,812	1,757,731
		2,847,536
Pharmaceuticals — 5.8%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	12,072	10,931,920
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)	2,395	2,316,085
Bristol-Myers Squibb Co., 3.40%, 07/26/29 (Call 04/26/29)	5,279	4,919,606
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	4,184	3,763,382
5.00%, 01/30/29 (Call 12/30/28)	2,255	2,243,860
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	1,911	1,800,716
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	2,221	2,068,662
Johnson & Johnson, 6.95%, 09/01/29(a)	225	258,354
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	3,462	3,243,202
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)	3,810	3,602,355
		35,148,142
Pipelines — 4.3%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	946	912,058
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29
(Call 05/18/29)(a)	2,777	2,535,651
Cheniere Energy Partners LP, 4.50%, 10/01/29
(Call 10/01/24)	3,360	3,124,061
DCP Midstream Operating LP, 5.13%, 05/15/29
(Call 02/15/29)	1,218	1,198,341
Eastern Gas Transmission & Storage Inc., 3.00%,
11/15/29 (Call 08/15/29)	1,032	902,112
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	2,367	2,096,878
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	1,385	1,286,900
5.25%, 04/15/29 (Call 01/15/29)	3,398	3,366,433
Enterprise Products Operating LLC, 3.13%, 07/31/29
(Call 04/30/29)	2,966	2,672,129
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)(a)	1,759	1,706,371
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	1,729	1,522,315
4.35%, 03/15/29 (Call 12/15/28)	1,424	1,331,369
Plains All American Pipeline LP/PAA Finance Corp.,
3.55%, 12/15/29 (Call 09/15/29)	2,384	2,109,506
Targa Resources Corp., 6.88%, 01/15/29
(Call 01/15/24)(a)	1,335	1,360,432
		26,124,556
Real Estate Investment Trusts — 8.8%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)(a)	1,012	861,414
4.50%, 07/30/29 (Call 04/30/29)(a)	733	696,724
American Homes 4 Rent LP, 4.90%, 02/15/29
(Call 11/15/28)	892	865,632
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)(a)	3,716	3,405,565
3.95%, 03/15/29 (Call 12/15/28)	1,558	1,442,459
AvalonBay Communities Inc., 3.30%, 06/01/29
(Call 03/01/29)	927	839,899
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	1,877	1,614,595
Brandywine Operating Partnership LP, 4.55%, 10/01/29
(Call 07/01/29)	650	506,552
Brixmor Operating Partnership LP, 4.13%, 05/15/29
(Call 02/15/29)	1,799	1,622,986

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Camden Property Trust, 3.15%, 07/01/29
(Call 04/01/29)(a)	$1,604	$1,441,499
Corporate Office Properties LP, 2.00%, 01/15/29
(Call 11/15/28)	870	675,007
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	1,374	1,203,597
4.30%, 02/15/29 (Call 11/15/28)	1,457	1,377,186
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	887	836,051
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)(a)	2,317	2,094,313
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	815	669,359
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)	2,903	2,560,475
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)(a)	1,498	1,336,186
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	1,307	1,213,981
Extra Space Storage LP
3.90%, 04/01/29 (Call 02/01/29)	1,085	1,002,117
4.00%, 06/15/29 (Call 03/15/29)	684	624,615
Federal Realty Investment Trust, 3.20%, 06/15/29
(Call 03/15/29)	590	510,922
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29
(Call 10/15/28)	1,488	1,420,281
Healthpeak Properties Inc., 3.50%, 07/15/29
(Call 04/15/29)	1,272	1,150,829
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	795	678,509
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29
(Call 09/16/29)(a)	1,573	1,354,872
Hudson Pacific Properties LP, 4.65%, 04/01/29
(Call 01/01/29)(a)	989	768,433
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	837	718,673
Mid-America Apartments LP, 3.95%, 03/15/29
(Call 12/15/28)	1,228	1,160,018
Omega Healthcare Investors Inc., 3.63%, 10/01/29
(Call 07/01/29)	1,127	948,416
Prologis LP
2.88%, 11/15/29 (Call 08/15/29)(a)	920	810,621
4.38%, 02/01/29 (Call 11/01/28)(a)	809	781,478
Public Storage
3.39%, 05/01/29 (Call 02/01/29)	1,222	1,131,560
5.13%, 01/15/29 (Call 12/15/28)	700	703,276
Realty Income Corp.
3.10%, 12/15/29 (Call 09/15/29)	1,918	1,703,913
3.25%, 06/15/29 (Call 03/15/29)(a)	773	693,412
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	761	657,245
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)(a)	624	520,535
Simon Property Group LP, 2.45%, 09/13/29
(Call 06/13/29)	3,067	2,605,938
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	1,027	919,083
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	858	732,294
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	658	618,888
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	1,724	1,619,681
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	1,158	972,338
4.13%, 03/15/29 (Call 09/15/28)	1,422	1,329,513
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	1,755	1,624,814
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	932	844,849
		53,870,603
Retail — 3.1%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	1,071	992,367
Home Depot Inc. (The), 2.95%, 06/15/29 (Call 03/15/29)	3,620	3,310,128
Lowe’s Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)	3,603	3,358,392
	Par
Security	(000)	Value

Retail (continued)
6.50%, 03/15/29	$810	$872,127
McDonald's Corp., 2.63%, 09/01/29 (Call 06/01/29)(a)	2,490	2,213,934
O'Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	1,441	1,359,324
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)	2,682	2,508,796
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)	2,298	2,163,039
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	622	553,680
3.25%, 07/08/29 (Call 04/08/29)(a)	1,320	1,237,500
		18,569,287
Semiconductors — 4.3%
Broadcom Inc.
4.00%, 04/15/29 (Call 02/15/29)(b)	1,805	1,673,000
4.75%, 04/15/29 (Call 01/15/29)	3,751	3,632,768
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	4,545	3,979,466
4.00%, 08/05/29 (Call 06/05/29)(a)	1,935	1,853,653
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	1,830	1,766,353
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	2,470	2,390,046
Micron Technology Inc.
5.33%, 02/06/29 (Call 11/06/28)	1,652	1,633,068
6.75%, 11/01/29 (Call 09/01/29)	2,875	3,020,935
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%,
06/18/29 (Call 03/18/29)	2,307	2,176,931
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	1,980	1,813,759
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	1,905	1,665,427
TSMC Arizona Corp., 4.13%, 04/22/29 (Call 02/22/29)(a)	795	759,893
		26,365,299
Software — 2.3%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29
(Call 09/01/29)	1,694	1,468,156
Fidelity National Information Services Inc., 3.75%,
05/21/29 (Call 02/21/29)	960	893,002
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	6,290	5,785,542
Oracle Corp., 6.15%, 11/09/29 (Call 09/09/29)	3,025	3,167,840
Roper Technologies Inc., 2.95%, 09/15/29
(Call 06/15/29)(a)	1,473	1,316,243
Workday Inc., 3.70%, 04/01/29 (Call 02/01/29)	1,770	1,651,587
		14,282,370
Telecommunications — 4.8%
America Movil SAB de CV, 3.63%, 04/22/29
(Call 01/22/29)	2,185	2,004,781
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)(a)	6,655	6,336,159
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(a)	1,047	957,481
Motorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)(a)	1,852	1,799,348
T-Mobile USA Inc.
2.40%, 03/15/29 (Call 01/15/29)	1,295	1,115,694
2.63%, 02/15/29 (Call 02/15/24)	2,310	2,013,465
3.38%, 04/15/29 (Call 04/15/24)	5,150	4,639,223
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)	2,679	2,521,046
4.02%, 12/03/29 (Call 09/03/29)(b)	50	46,624
4.02%, 12/03/29 (Call 09/03/29)	8,663	8,077,988
		29,511,809
Toys, Games & Hobbies — 0.3%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	2,091	1,903,688

Transportation — 1.9%
Canadian Pacific Railway Co., 2.88%, 11/15/29
(Call 08/15/29)	1,036	917,668

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Transportation (continued)
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	$2,484	$2,417,950
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)	2,523	2,273,021
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)	1,007	876,533
Union Pacific Corp.
3.70%, 03/01/29 (Call 12/01/28)	1,618	1,550,821
6.63%, 02/01/29(a)	760	828,704
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	909	809,274
3.40%, 03/15/29 (Call 12/15/28)	1,857	1,751,987
		11,425,958
Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)	892	852,636

Water — 0.3%
American Water Capital Corp., 3.45%, 06/01/29
(Call 03/01/29)(a)	1,116	1,031,363
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)(a)	803	739,884
		1,771,247

Total Long-Term Investments — 98.8%
(Cost: $626,567,804)		603,096,056

Short-Term Securities

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.42%(c)(d)(e)	63,168	63,186,660

	Shares
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.22%(c)(d)	1,760	$1,760,000

Total Short-Term Securities — 10.7%
(Cost: $64,934,478)		64,946,660

Total Investments — 109.5%
(Cost: $691,502,282)		668,042,716

Liabilities in Excess of Other Assets — (9.5)%		(57,859,036)

Net Assets — 100.0%		$610,183,680

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,119,990	$36,060,278	(a)	$—	$(6,462)	$12,854	$63,186,660	63,168	$144,606	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,063,000	697,000	(a)	—	—	—	1,760,000	1,760	58,975		1
					$(6,462)	$12,854	$64,946,660		$203,581		$1

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$603,096,056	$—	$603,096,056
Short-Term Securities
Money Market Funds	64,946,660	—	—	64,946,660
	$64,946,660	$603,096,056	$—	$668,042,716